Critical accounting estimates and significant judgements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Critical accounting estimates and significant judgements
3.	Critical accounting estimates and significant judgements

Preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and adopt assumptions that affect the reported amounts of assets and liabilities, revenue and expense and their disclosure. Therefore, variables and assumptions derived from past experience and other factors deemed relevant were used in preparing accompanying consolidated financial statements included in this report. These estimates and assumptions are reviewed on an ongoing basis and the changes to accounting estimates are recognized in the period in which the estimates are revised on a prospective basis.

The significant accounting policies, including the variables and assumptions used in the estimates, and the relevant sensitivity of those judgments to different scenarios and conditions are described below:

3.1.	Revenue from contract with customers

In the Defense & Security segment, a significant portion of revenue is derived from long-term development contracts with the Brazilian and foreign governments, recognized over time by the cost incurred method (Note 2.2.27), using the ratio of actual cumulative costs incurred divided by total estimated costs at completion for progress measurement.

During the course of the contract, the Company assesses the costs incurred, adjusting total estimated costs at completion if necessary to reflect variations in costs in relation to the projection, changes in circumnstances and/ or new events, such as contract modification. Any resulting increase or decrease in estimated revenues or costs at completion is recognized as catch-up adjustment in the consolidated statements of income in the reporting period which the circumnstances that give rise to the revision become known by Management.

During the first half of 2018, in the development contract of KC-390 aircraft, the prototype 001 faced an incident that led the 1st serial unit to be allocated to flight test campaign in order to reduce impact in the certification schedule. This non-recurring event in the year negatively impacted the contract estimated costs at completion and revenue recognition, with a negative catch-up adjustment recognized of US$ 127.2 in gross profit of the consolidated statements of income.

Should the total estimated costs at completion of contracts in progress be 10% lower than Management’s actual estimates, the revenue recognized in 2018 would increase by US$ 385.9, and if the costs were 10% higher than Management’s estimates, the recognized revenue would decrease by US$ 425.7.

3.2.	Residual value guarantees

The residual value guarantees granted on aircraft sales may be exercised at the end of a financing contract between a financial agent and the customer/operator of these aircraft. The guarantees are initially measured at fair value and are revised quarterly to reflect changes in relation to the fair value of these commitments. The residual value guarantees may be exercised if the quoted market value is lower than the future fair value guaranteed. The future fair value is estimated in accordance with third party evaluation of the aircraft, including information from sale or leasing of similar aircraft in the secondary market. Refer to Note 26.4.5 for a sensitivity analysis of residual value guarantees.

3.3.	Impairment of long-lived assets

The impairment test considers the Company’s medium and long-term strategic plan cash flows, brought to present value at an appropriate discount rate compatible with the market and that reflects the shareholders’ expectations of return. In preparing or using this information, the Company uses estimates, as follows:

a)

Gross expected cash flow - the Management projected inflows and outflows based on past performance considering its business strategy and market development expectations. These projections also consider the efficiency gains planned for the product cycle;

b)	Growth rates - the growth rates were reflected in the revenue flow budgeted by the Company, consistent with the forecasts included in industry reports;

c)

Discount rates - an appropriate discount rate is used that reflects the expected return of investors at the time the calculation is made. This rate is also compared with the market to confirm its consistency.

Impairment of aircraft held in the Company’s property, plant and equipment available for leasing to third parties is measured at fair value less cost to sell or value in use. The assessment of the recoverable amount of such aircraft considers assessment of their fair value in an active market and recognition of impairment if their carrying value is higher than the fair value.

If the estimated discount pre-tax rate applied to the discounted cash flows be 1% higher than the Company’s estimates, it would not generate additional losses as of December 31, 2018.

3.4.	Fair value of financial instruments

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a variety of methods, using assumptions based on market conditions at the end of each reporting period. The methods and calculations are the same as known valuation techniques normally used by the financial market. Refer to Note 26.4 for sensitivity analysis of financial instruments.

3.5.	Income taxes

The Company is subject to income taxes in multiple jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes in each jurisdiction the Company operates. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company also recognizes provisions based on estimates of whether additional taxes will be due. When the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which the final amount is determined.

Because the Company’s tax is largely determined in Brazilian reais and its functional currency is the dollar, the income tax expense line is highly sensitive to the effects of changes in exchange rates, particularly those due to changes in non-monetary assets.

If the real had devalued or appreciated by 10% against the dollar in relation to the actual exchange rate at December 31, 2018, the deferred income tax expense would have been higher or lower by approximately US$ 148.2.

3.6.	Non-current assets held for sale and discontinued operations

A discontinued operation is a Company’s business component which comprises operations and cash flows that may be clearly distinct and:

•	Represents a separate major line of business or geographic area of operations;

•	It is part of a co-ordinated single plan for the sale of a separate major line of business or geographic area of operations; or

•	It is a subsidiary acquired exclusively with a view to resale.

The classification of a Company’s operation as discontinued operation is achieved through its disposal, or at the time the transaction meets the criteria of IFRS 5 to have its assets and liabilities classified as held for sale, whichever occurs earlier.

An asset or group of assets and liabilities is held for sale when it is expected that its carrying amount will be recovered mainly from the sale transaction rather than continuous use. This occurs if the asset is available for immediate sale under its current conditions, subject only to customary and usual terms for the conclusion of the transaction, when the sale transaction is defined as ‘highly probable’ under the accounting standard.

The transaction initiated by the Company and The Boeing Company involving assets of commercial aviation segment will be classified as held for sale and discontinued operation from February 26, 2019, date of shareholders approval on Extraordinary General Shareholders’ Meeting when the ‘highly probable’ criteria was met.

As of December 31, 2018, the criteria to classify the operation as an asset held for sale and discontinued operation has not been reached.